Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions
Schedule of provisions

	12/31/2025	12/31/2024
Provision for expected credit losses on loan commitments (a)	204,867	97,945
Provision for legal and administrative proceedings	55,463	53,792
Provision for financial guarantees (b)	5,125	3,525
Total	265,455	155,262

(a) Inter recognizes expected losses for financial assets on loan commitments that include both a used component and an unused loan commitment component. To the extent that the combined value of expected credit losses exceeds the gross carrying amount of the financial asset, the remaining balance is presented as a provision; and
(b) Provision for financial guarantees as of December 31, 2024 was reclassified from Other Liabilities for consistency of presentation with the December 31, 2025 presentation.

Legal proceedings provision [member]
Provisions
Schedule of change in provisions

	Labor	Civil	Total
Balance at December 31, 2024	13,924	39,868	53,792
Provisions, net of (reversals and write-offs)	6,423	49,616	56,039
Payments	(6,693)	(47,675)	(54,368)
Balance at December 31, 2025	13,654	41,809	55,463

Balance at December 31, 2023	5,982	33,386	39,368
Provisions, net of (reversals and write-offs)	5,494	38,862	44,356
Payments	(2,919)	(32,720)	(35,639)
Business combination (a)	5,367	340	5,707
Balance at December 31, 2024	13,924	39,868	53,792

(a) As part of the acquisition of Inter Pag Instituição de Pagamento S.A (formerly Granito), Inter&Co recognized a labor provision of R$5,367 and a civil provision of R$340.